DESCRIPTION OF TC ENERGY'S BUSINESS	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TC ENERGY'S BUSINESS	DESCRIPTION OF TC ENERGY'S BUSINESS
On May 3, 2019, TransCanada Corporation changed its name to TC Energy Corporation (TC Energy or the Company) to better reflect the scope of its operations as a leading North American energy infrastructure company. In addition, the previously disclosed Energy segment has been renamed the Power and Storage segment.
TC Energy is a leading North American energy infrastructure company which operates in five business segments, Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines and Power and Storage, each of which offers different products and services. The Company also has a Corporate segment, consisting of corporate and administrative functions that provide governance, financing and other support to the Company's business segments.
Canadian Natural Gas Pipelines
The Canadian Natural Gas Pipelines segment consists of the Company's investments in 40,658 km (25,264 miles) of natural gas pipelines primarily regulated by the Canadian Energy Regulator (CER). The Company also has an investment in the Coastal GasLink pipeline under development which is regulated by the B.C. Oil and Gas Commission (OGC).
U.S. Natural Gas Pipelines
The U.S. Natural Gas Pipelines segment consists of the Company's investments in 50,089 km (31,124 miles) of regulated natural gas pipelines, 535 Bcf of regulated natural gas storage facilities and other assets, owned directly and through the Company's investment in TC PipeLines, LP.
Mexico Natural Gas Pipelines
The Mexico Natural Gas Pipelines segment consists of the Company's investments in 2,503 km (1,554 miles) of regulated natural gas pipelines.
Liquids Pipelines
The Liquids Pipelines segment consists of the Company's investments in 4,946 km (3,075 miles) of crude oil pipeline systems which connect Alberta and U.S. crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas as well as a liquids marketing business.
Power and Storage
The Power and Storage segment primarily consists of the Company's investments in 10 power generation facilities and 118 Bcf of non-regulated natural gas storage facilities. These assets are located in Alberta, Ontario, Québec and New Brunswick and include the investment in Portlands Energy Centre as well as the Halton Hills and Napanee natural gas-fired power plants which were classified as Assets held for sale at December 31, 2019. Refer to Note 6, Assets held for sale, for additional information.